FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Net Cash Proceeds (Payments) on Debt Derivatives (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedging instruments [line items]
Total payments on debt derivatives	$ (8,047)	$ (18,865)
Net proceeds (payments) on settlement of debt derivatives	80	(121)
Debt derivatives
Disclosure of detailed information about hedging instruments [line items]
Total proceeds on debt derivatives	6,906	17,620
Total payments on debt derivatives	(6,826)	(17,630)
Net proceeds (payments) on settlement of debt derivatives	80	(10)
Debt derivatives | Commercial paper program
Disclosure of detailed information about hedging instruments [line items]
Total proceeds on debt derivatives	5,542	17,056
Total payments on debt derivatives	(5,441)	(17,069)
Debt derivatives | Credit facilities
Disclosure of detailed information about hedging instruments [line items]
Total proceeds on debt derivatives	1,364	564
Total payments on debt derivatives	(1,385)	(561)
Debt derivatives | Senior notes
Disclosure of detailed information about hedging instruments [line items]
Total proceeds on debt derivatives	0	0
Total payments on debt derivatives	$ 0	$ 0